Note 7 - Leases	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Lessee and Lessor, Operating Lease [Text Block]
7.	Leases

Lessee

All of the Company’s leases are classified as operating leases under ASC Topic 842. Management has determined that it is reasonably certain that the Company will exercise its options to renew the leases, and therefore the renewal options are included in the lease term and the resulting ROU asset and operating lease liability balances. As the Company’s lease agreements do not provide a readily determinable implicit rate, nor is the rate available to the Company from its lessors, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

The Company’s lease population does not include any residual value guarantees, and therefore none were considered in the calculation of the ROU and operating lease liability balances. The Company has operating leases that contain variable payments, most commonly in the form of common area maintenance and operating expense charges, which are based on actual costs incurred. These variable payments were excluded from the calculation of the ROU asset and operating lease liability balances since they are not fixed or in-substance fixed payments. These variable payments were not material in amount for both of the three and six month periods ended June 30, 2022 and 2021. Some of the leases contain covenants that require the Company to construct the hangar facilities on the leased grounds within a certain period and spend a set minimum dollar amount. For one of the leases, the shortfall (if any) must be paid to the lessor. See Note 15.

The Company’s ground leases have terms ranging between 27 to 75 years, including options for the Company to extend the terms. These leases expire between 2049 and 2097, which include all lease extension options available to the Company. Certain of the Company's ground leases contain options to lease additional parcels of land at the Company's option within a specified period of time.

The Company’s ground lease at OPF was entered into in May 2019 through its wholly owned subsidiary, Sky Harbour Opa Locka Airport LLC (“SHOLA”), with AA Acquisitions LLC (“AA”). AA is the master ground lessee of Miami Dade County (“MDC”), the ultimate landowner. On April 29, 2022, the Company, through a wholly-owned subsidiary outside the Obligated Group (as defined in Note 8), purchased AA’s underlying interest in the ground lease for approximately $8.5 million and now leases the OPF property directly from MDC (the “OPF Lease Transaction”). The OPF Lease Transaction also required the Company to pay approximately $1.0 million in assignment fees to MDC, which, along with the $8.5 million purchase price, were recognized as initial direct costs and presented as a component of right-of-use assets. Following the OPF Lease Transaction, SHOLA continues to be obligated under the existing sublease but to an affiliate within the Company. The OPF Lease Transaction extends the term of the lease at OPF for the Company to approximately 57 years. The Company has accounted for the OPF Lease Transaction as a lease modification requiring remeasurement and remeasured the right-of-use asset and operating lease liability utilizing the Company’s incremental borrowing rate as of the date of remeasurement. As a result of the remeasurement, non-cash subtractions to the right-of-use asset and operating lease liability of $12,289 were recorded during the six months ended June 30, 2022.

On January 1, 2021, the Company commenced an operating lease for a ground lease located at APA (“APA Lease”), with an initial lease term of 41 years (or up to 76 years including extension options). The APA Lease contains an option to lease an additional parcel of land (Phase II) that must be exercised, at the Company’s option, within three-years of the lease’s commencement date.

On May 4, 2021, the Company commenced an operating lease for a ground lease located at DVT (“DVT Lease”), with a lease term of 40 years. The DVT Lease contains an option to lease an additional parcel of land (Phase II) that must be exercised, at the Company’s option, within four-years of the lease’s commencement date.

On June 28, 2022, the Company commenced an operating lease for a ground lease located at ADS (“ADS Lease”). The ADS Lease term is 40 years from the completion of construction with no additional extension options, which is the maximum allowable term permitted by the Town of Addison.

In addition to the Company’s ground leases, the company has operating leases for office space and a ground support vehicle.

Supplemental consolidated cash flow information related to the Company’s leases was as follows:

	Six months ended
	June 30,	June 30,
	2022	2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases as lessee	$448	$434

Supplemental consolidated balance sheet information related to the Company’s leases was as follows:

Weighted Average Remaining Lease Term	June 30, 2022	December 31, 2021
Operating leases as lessee (in years)	55.84	54.39

Weighted Average Discount Rate
Operating leases as lessee	4.6%	4.4%

The Company’s future minimum lease payments required under leases as of  June 30, 2022 were as follows:

Year Ending December 31,	Operating Leases
2022 (remainder of year)	$832
2023	1,935
2024	2,114
2025	2,170
2026	2,188
Thereafter	196,878
Total lease payments	206,117
Less imputed interest	(153,865)
Total	$52,252

Lessor

The Company leases the hangar facilities that it constructs to third-party tenants. These leases have been classified as operating leases. The Company does not have any leases classified as sales-type or direct financing leases. Lease agreements with tenants are either on a month-to-month basis or have a defined term with an option to extend the term. The defined term leases vary in length from one to five years with options to renew for additional term(s) given to the lessee. One of the agreements contains an option by either party to terminate with appropriate notice, as defined. There are no options given to the lessee to purchase the underlying assets. The Company determines whether a contract contains a lease at the inception of the contract. The Company expects to continue to derive benefit from the underlying assets after the end of the lease term through further leasing arrangements. The underlying assets are the leasehold interest that the Company has in connection with its ground leases. There are no residual value guarantees. The Company mitigates risk related to the residual value of the assets by negotiating with current tenants and attempting to secure future tenants through letters of intent prior to the current lease term’s termination and/or the substantial completion of the promised hangar facilities that are presently under construction.

The leases may contain variable fees, most commonly in the form of tenant reimbursements, which are recoveries of the common area maintenance and operating expenses of the property and are recognized as income in the same period as the expenses are incurred. The leases did not have any initial direct costs. The leases do not contain any restrictions or covenants to incur additional financial obligations by the lessee.

Tenant leases to which the Company is the lessor require the following non-cancelable future minimum lease payments from tenants as of  June 30, 2022:

Year Ending December 31,	Operating Leases
2022 (remainder of year)	$797
2023	1,594
2024	688
2025	566
2026	-
Thereafter	-
Total lease payments	$3,645
Less rent concessions to be applied at Company’s discretion	(214)
Total	$3,431